UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223


                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

-------------------------------------------------------------------------------
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005  (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  QUANTITY/PAR   NAME OF ISSUER                                 MARKET VALUE (1)
-------------------------------------------------------------------------------
COMMON STOCKS (97.3%) (2)

   COMMUNICATIONS (3.4%)
        100,700  American Tower Corp. (3)                            1,835,761
        173,250  Nextel Partners, Inc. (3)                           3,804,570
         25,250  Western Wireless Corp. (3)                            958,490
                                                                ---------------
                                                                     6,598,821
                                                                ---------------
   CONSUMER DURABLES (0.9%)
         17,300  Electronic Arts, Inc. (3)                             895,794
         38,100  Scientific Games Corp. (3)                            870,585
                                                                ---------------
                                                                     1,766,379
                                                                ---------------

   CONSUMER NON-DURABLES (2.2%)
         75,000  Coach, Inc. (3)                                     4,247,250
                                                                ---------------

   CONSUMER SERVICES (5.8%)
         51,500  Education Management Corp. (3)                      1,439,425
         39,900  Harrah's Entertainment, Inc.                        2,576,742
         73,500  International Game Technology                       1,959,510
         11,050  Marriott International, Inc.                          738,803
         43,900  Royal Caribbean Cruises, Ltd.                       1,961,891
         19,000  Station Casinos, Inc.                               1,283,450
         39,200  XM Satellite Radio Holdings, Inc. (3)               1,234,800
                                                                ---------------
                                                                    11,194,621
                                                                ---------------
   ELECTRONIC TECHNOLOGY (13.9%)
         43,450  Analog Devices, Inc.                                1,570,283
         41,700  Apple Computer, Inc. (3)                            1,737,639
        115,500  ATI Technologies, Inc. (3)                          1,993,530
         81,850  Broadcom Corp. (3)                                  2,448,952
         36,050  Jabil Circuit, Inc. (3)                             1,028,146
        135,850  Juniper Networks, Inc. (3)                          2,996,851
         33,500  KLA-Tencor Corp. (3)                                1,541,335
         14,800  Kronos, Inc. (3)                                      756,428
         69,800  Lam Research Corp. (3)                              2,014,428
         41,500  Lexmark International, Inc. (3)                     3,318,755
         69,500  Network Appliance, Inc. (3)                         1,922,370
         58,500  Seagate Technology (3)                              1,143,675
        237,650  Sonus Networks, Inc. (3)                            1,007,636
         15,150  Trimble Havigation, Ltd. (3)                          512,221
         95,200  Xilinx, Inc.                                        2,782,696
                                                                ---------------
                                                                    26,774,945
                                                                ---------------
   ENERGY MINERALS (10.1%)
         46,800  Apache Corp.                                        2,865,564
         35,500  Murphy Oil Corp.                                    3,504,915
         40,400  Premcor, Inc. (3)                                   2,411,072
         26,500  Tesoro Corp. (3)                                      981,030
         63,800  Valero Energy Corp.                                 4,674,626
        150,416  XTO Energy, Inc.                                    4,939,661
                                                                ---------------
                                                                    19,376,868
                                                                ---------------
   FINANCE (6.8%)
         21,850  Ace, Ltd.                                             901,749
         33,750  Legg Mason, Inc.                                    2,637,225
         25,900  Lehman Brothers Holdings, Inc.                      2,438,744
         40,350  T. Rowe Price Group, Inc.                           2,395,983
        174,300  TCF Financial Corp.                                 4,732,245
                                                                ---------------
                                                                    13,105,946
                                                                ---------------
   HEALTH SERVICES (6.6%)
         94,950  Caremark Rx, Inc. (3)                               3,777,111
         34,800  Laboratory Corp. (3)                                1,677,360
         49,800  Stericycle, Inc. (3)                                2,201,160
         94,700  WellChoice, Inc. (3)                                5,048,457
                                                                ---------------
                                                                    12,704,088
                                                                ---------------
   HEALTH TECHNOLOGY (10.2%)
         32,800  Alcon, Inc.                                         2,928,712
         31,000  Beckman Coulter, Inc.                               2,059,950
         34,205  Biogen Idec, Inc. (3)                               1,180,415
         29,500  Boston Scientific Corp. (3)                           864,055
        103,300  Celgene Corp. (3)                                   3,517,365
          4,900  Edwards Lifesciences Corp. (3)                        211,778
        277,250  Elan Corp., A.D.R. (3)                                898,290
         96,000  Gilead Sciences, Inc. (3)                           3,436,800
         13,000  OSI Pharmaceuticals, Inc. (3)                         537,420
         59,500  Teva Pharmaceutical Industries, A.D.R.              1,844,500

-------------------------------------------------------------------------------
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005  (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  QUANTITY/PAR   NAME OF ISSUER                                 MARKET VALUE (1)
-------------------------------------------------------------------------------
         63,000  Varian Medical Systems, Inc. (3)                    2,159,640
                                                                ---------------
                                                                    19,638,925
                                                                ---------------
   INDUSTRIAL SERVICES (5.1%)
         35,000  BJ Services Co.                                     1,815,800
         20,600  CARBO Ceramics, Inc.                                1,445,090
         48,550  Chicago Bridge & Iron Co., A.D.R.                   2,137,657
         10,000  Hydril (3)                                            584,100
         21,450  Nabors Industries, Ltd. (3)                         1,268,553
         40,750  Smith International, Inc. (3)                       2,556,248
                                                                ---------------
                                                                     9,807,448
                                                                ---------------
   PROCESS INDUSTRIES (1.0%)
         35,200  Cuno, Inc. (3)                                      1,808,928
                                                                ---------------

   PRODUCER MANUFACTURING (6.2%)
         42,500  AMETEK, Inc.                                        1,710,625
         55,500  Anixter International, Inc. (3)                     2,006,325
         26,800  Danaher Corp.                                       1,431,388
         23,800  DRS Technologies, Inc. (3)                          1,011,500
         34,850  ITT Industries, Inc.                                3,144,864
        100,550  Thermo Electron Corp. (3)                           2,542,909
                                                                ---------------
                                                                    11,847,611
                                                                ---------------
   RETAIL TRADE (6.1%)
         10,400  American Eagle Outfitters, Inc.                       307,320
         28,050  Best Buy Co., Inc.                                  1,514,981
        121,800  Chico's FAS, Inc. (3)                               3,442,068
         42,000  Costco Wholesale Corp.                              1,855,560
         61,800  PETsMART, Inc.                                      1,776,750
         57,050  Staples, Inc.                                       1,793,081
         11,000  Whole Foods Market, Inc.                            1,123,430
                                                                ---------------
                                                                    11,813,190
                                                                ---------------
   TECHNOLOGY SERVICES (16.1%)
         46,190  Adobe Systems, Inc.                                 3,102,582
         25,100  Alliance Data Systems Co. (3)                       1,014,040
         80,000  Amdocs, Ltd. (3)                                    2,272,000
         88,900  Autodesk, Inc.                                      2,645,664
         89,000  Business Objects, A.D.R. (3)                        2,393,210
        100,100  Ceridian Corp. (3)                                  1,706,705
         89,050  Check Point Software Tech., Ltd. (3)                1,935,947
         57,600  Cognizant Tech. Solutions Corp. (3)                 2,661,120
         65,500  Cognos, Inc. (3)                                    2,747,070
         29,500  Macromedia, Inc. (3)                                  988,250
         62,800  McAfee, Inc. (3)                                    1,416,768
         41,500  Mercury Interactive Corp. (3)                       1,966,270
         43,550  NAVTEQ (3)                                          1,887,893
        101,000  Symantec Corp. (3)                                  2,154,330
         27,600  VeriSign, Inc. (3)                                    792,120
         53,600  Veritas Software Corp. (3)                          1,244,592
                                                                ---------------
                                                                    30,928,561
                                                                ---------------
   TRANSPORTATION (2.9%)
         48,850  C.H. Robinson Worldwide, Inc.                       2,517,241
         57,500  Expeditors Intl. of Washington, Inc.                3,079,125
                                                                ---------------
                                                                     5,596,366
                                                                ---------------


Total common stocks                                                187,209,947
                                                                ---------------
 (cost: $147,667,201)


#
SHORT-TERM SECURITIES (2.2%) (2)
      4,301,000  Sit Money Market Fund, 2.26% (4)                    4,301,000
                                                                ---------------
 (cost: $4,301,000)


Total investments in securities
 (cost: $151,968,201)                                             $191,510,947
                                                                ===============

Other Assets and Liabilities, Net (0.4%)                                862,110

                                                                  --------------
Total Net Assets                                                   $192,373,057
                                                                  ==============


                                                                  --------------
Aggregate Cost                                                      151,968,201
                                                                  --------------

Gross Unrealized Appreciation                                        50,216,174
Gross Unrealized Depreciation                                       (10,673,429)
                                                                  --------------
Net Unrealized Appreciation(Depreciation)                            39,542,746
                                                                  ==============

Notes To Schedule of Investments

(1)Securities are valued by procedures described in note 1 to the financial statements.
(2)Percentage figures indicate percentage of total net assets.
(3)Presently non-income producing securities.
(4)This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:      /s/Paul E. Rasmussen
         --------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    May 13, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         --------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    May 13, 2005



By:      /s/Eugene C. Sit
         ----------------

         Eugene C. Sit

         Chairman

Date:    May 13, 2005